INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Details of Income Tax Provision	The following table details the Company’s income tax provision for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Current:
Federal	$943	$—
State	1,234	102
Total current(A)	$2,177	$102
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(A)The deferred tax component of the Company’s income tax provision is fully reserved in the valuation allowance.

Schedule of Reconciliation of Income Taxes
The following table is a reconciliation of the income taxes expected at the statutory federal income tax rate and income tax provision (benefit) for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Tax at federal statutory rate	21.0%	21.0%
State tax, net of federal benefit	5.8	0.4
Permanent items	(5.3)	—
Change in valuation allowance	(6.9)	(0.2)
Stock compensation	16.6	(2.2)
Tax credits	(43.0)	(4.1)
Return to provision	18.0	(15.1)
Rate change / state deferred adjustments	(10.8)	—
Change in unrecognized tax benefits	12.9	—
Other	1.4	—
Total	9.7%	(0.2)%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company's deferred tax assets and liabilities at December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$59,423	$63,193
Tax credits	2,897	218
Loan sale indemnification reserve	1,520	615
Stock-based compensation	10,404	5,171
Intangible assets	5,334	1,425
Research and development capitalization	14,726	12,797
Lease liabilities	695	1,396
Other	823	1,085
Total deferred tax assets	95,822	85,900
Valuation allowance	(69,608)	(71,129)
Net deferred tax assets	26,214	14,771

Deferred tax liabilities:
Servicing asset	22,982	13,517
Unrealized gains (losses)(A)	2,621	—
ROU assets	611	1,254
Total deferred tax liabilities	26,214	14,771
Net deferred tax assets (liabilities)	$-	$-
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(A)Primarily relates to unrealized gains from digital assets held for sale.

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefit is as follows:

	December 31,
	2024	2023
Unrecognized tax benefits at beginning of year	$104	$104
Increases related to current year tax positions	716	—
Increases related to prior year tax positions	2,225	—
Unrecognized tax benefits at end of year	$3,045	$104